Summary of Significant Accounting Policies (Impact of Recently Issued Accounting Pronouncements not Yet Adopted) (Details) - Accounting Standards Update 2016-02 [Member] - Scenario, Forecast [Member]
$ in Millions
Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amount of right-of-use asset expected to be recorded after adoption of ASU 2016-02	$ 26.7
Amount of lease liability expected to be recorded of ASU 2016-02	$ 24.2